RELATED PARTY TRANSACTIONS - Seatankers Management Co (Details) - Dry Bulk Carriers - Seatankers Management Co, Ltd	6 Months Ended
	Jun. 30, 2018 vessel $ / d	Jun. 30, 2017 vessel $ / d
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel	16,000	22,000
Commercial management fee revenue (in dollars per day) | $ / d	125	125